Ordinary Share	9 Months Ended
Dec. 31, 2017
Equity [Abstract]
Ordinary Share

Note 12 - Ordinary Share

Common stock

From the inception date September 8, 2016 through January 10, 2017, 300,000,000 of JMax’s common stock were issued to three stockholders at a price of $0.01 per share for gross proceeds of $3,000,000.

On March 17, 2017, 100,000,000 shares of the Company were issued to a new stockholder at a price of $0.01 per share for gross proceeds of $1,000,000.

Private Placement

On April 25, 2017, the board of the Company approved that the Company is offering to sell up to 270,000,000 of ordinary shares at a price of $0.01 per Share (“Private Placement), The Private Placement is being made directly by the Company without the use of broker, dealer, underwriter or other intermediary, only to investors approved by the Company. The offering period expired on October 21, 2017.

On October 21, 2017, the Company completed the closing of the Private Placement pursuant to which the Company totally sold 223,600,000 units, each such unit consisting of 1 share of common stock, at $0.01 per share for gross proceeds of $2,236,000.